Investment Strategy - PGIM Jennison Natural Resources Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities of natural resource companies and in asset-based securities. Natural resource companies are U.S. and foreign (non-U.S. based) companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources, such as companies involved in the exploration and production of energy, oil, gas, metals and mining, and gold. Asset-based securities are securities, the values of which are related to the market value of a natural resource. The principal type of equity in which the Fund invests is common stock. In addition to common stock, equity and equity-related securities include preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships. The Fund may invest in companies of any size. The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy or materials, and natural resource related industries, such as oil and gas, chemicals, or metals and mining. The Fund may invest without limitation in any one natural resource related sector or industry and is not required to invest any portion of its assets in any one natural resource sector or industry. The relative weightings of natural resource sectors or industries in the Fund’s portfolio may vary from time to time. Generally, the subadviser considers selling a security when it believes it no longer displays the conditions for growth, is no longer undervalued, or falls short of expectations.
Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities of natural resource companies and in asset-based securities. Natural resource companies are U.S. and foreign (non-U.S. based) companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources, such as companies involved in the exploration and production of energy, oil, gas, metals and mining, and gold.